Loans And Allowance For Loan Losses	12 Months Ended
Dec. 31, 2011
Loans And Allowance For Loan Losses [Abstract]
Loans And Allowance For Loan Losses
(6)	Loans and Allowance for Loan Losses

We offer a full range of commercial, real estate, and consumer loans described in further detail below. Our loan portfolio is comprised of the following segments: commercial and industrial, construction, real estate-commercial mortgage, real estate-residential mortgage, and installment. Our primary lending objective is to meet business and consumer needs in our market areas while maintaining our standards of profitability and credit quality and enhancing client relationships. All lending decisions are based upon a thorough evaluation of the financial strength and credit history of the borrower and the quality and value of the collateral securing the loan. With few exceptions, personal guarantees are required on all loans.

Commercial and industrial loans. We make commercial loans to qualified businesses in our market areas. Commercial loans are loans to businesses that are typically not collateralized by real estate. Generally, the purpose of commercial loans is for the financing of accounts receivable, inventory, or equipment and machinery. Repayment of commercial loans may be more substantially dependent upon the success of the business itself, and therefore, must be monitored more frequently. In order to reduce our risk, the Banks require regular updates of the business' financial condition, as well as that of the guarantors, and regularly monitor accounts receivable and payable of such businesses when deemed necessary.

Construction loans. Although we currently make new loans to finance construction and land development only on a limited basis, a significant amount of our portfolio contains such loans. We historically made construction and development loans to individuals and businesses for the purpose of construction of single family residential properties, multi-family properties, and commercial projects as well as the development of residential neighborhoods and commercial office parks.

Real estate-commercial mortgage loans. The Banks make commercial mortgage loans for the purchase and re-financing of owner-occupied commercial properties as well as non-owner occupied income producing properties. These loans are secured by various types of commercial real estate including office, retail, warehouse, industrial, storage facilities, and other non-residential types of properties. Commercial mortgage loans typically have maturities or are callable from one to five years. Underwriting for commercial mortgages involves an examination of debt service coverage ratios, the borrower's creditworthiness and past credit history, and the guarantor's personal financial condition. Underwriting for non-owner occupied commercial mortgages also involves evaluation of the terms of current leases and financial strength of the tenants.

Real estate-residential mortgage loans. We offer a wide range of residential mortgage loans through our Banks and our subsidiary, Gateway Bank Mortgage, Inc. Our residential mortgage loans held by the Banks includes first and junior lien mortgage loans, home equity lines of credit, and other term loans secured by first and junior lien mortgages. Residential mortgage loans have historically been lower risk loans in the Banks' portfolios due to the ease in which the value of the collateral is ascertained, although the risks involved with these loans has been higher than historical averages due to falling home prices and high unemployment in our markets. First mortgage loans are generally made for the purchase of permanent residences, second homes, or residential investment property. Second mortgages and home equity loans are generally for personal, family, and household purposes such as home improvements, major purchases, education, and other personal needs. Mortgages which are secured by a borrower's primary residence are made on the basis of the borrower's ability to repay the loan from his or her regular income as well as the general creditworthiness of the borrower. Mortgages secured by residential investment property are made based upon the same guidelines as well as the borrower's ability to cover any cash flow shortages during the marketing of such property for rent.

Installment loans. Installment loans are made on a regular basis for personal, family, and general household purposes. More specifically, we make automobile loans, home improvement loans, loans for vacations, and debt consolidation loans. While consumer financing may entail greater collateral risk than real estate financing on a per loan basis, the relatively small principal balances of each loan mitigates the risk associated with this segment of the portfolio.

The total of our loans (in thousands) by segment at December 31, 2011 and 2010 are as follows.

	2011	2010
Commercial and Industrial	$256,058	$304,550
Construction	284,984	475,284
Real estate - commercial mortgage	522,052	658,969
Real estate - residential mortgage	414,957	487,559
Installment	26,525	32,708
Deferred loan fees and related costs	157	(303)

Total loans	$1,504,733	$1,958,767

Allowance for Loan Losses

The purpose of the allowance for loan losses is to provide for potential losses inherent in our loan portfolio. Management considers several factors in determining the allowance for loan losses, including historical loan loss experience, the size and composition of the portfolio, and the estimated value of collateral and guarantees securing the loans. Management regularly reviews the loan portfolio to determine whether adjustments are necessary to maintain an allowance for loan losses sufficient to absorb losses. Our review takes into consideration changes in the nature and volume of the loan portfolio, overall portfolio quality, review of specific problem loans, and review of current economic conditions that may affect the borrower's ability to repay. Some of the tools used in the credit review process to identify potential problem loans include past due reports, collateral valuations (primarily third-party agreements), cash flow analyses of borrowers, and risk ratings of loans. In addition to the review of credit quality through ongoing credit review processes, we perform a comprehensive allowance analysis for our loan portfolio at least monthly. This analysis includes specific allowances for individual loans; general allowance for loan pools that factor in our historical loan loss experience, loan portfolio growth and trends, and economic conditions; and unallocated allowances predicated upon both internal and external factors.

Loss factors are calculated using qualitative data and then are applied to each of the loan segments to determine a reserve level for various subsets of each of the five segments of loans. While portions of the allowance are attributed to specific portfolio segments, the entire allowance is available to absorb credit losses inherent in the total loan portfolio. In addition, specific allocations may be assigned to nonaccrual or other problem credits.

A rollforward of the activity (in thousands) within the allowance for loan losses by loan type and recorded investment in loans for the years ended December 31, 2011 and 2010 is as follows.

Allowance for Loan Losses and Recorded Investment in Loans

For the Years Ended December 31, 2011 and 2010

	2011
			Real Estate -
	Commercial and Industrial	Construction	Commercial Mortgage	Residential Mortgage	Installment	Unallocated	Total
Allowance for credit losses:
Beginning balance	$18,610	$83,052	$25,426	$17,973	$3,400	$8,792	$157,253
Charge-offs	(19,005)	(97,036)	(23,760)	(15,403)	(1,386)		(156,590)
Recoveries	1,834	2,229	1,382	694	295		6,434
Provision	12,166	36,581	14,053	8,796	(242)	(3,504)	67,850

Ending balance	$13,605	$24,826	$17,101	$12,060	$2,067	$5,288	$74,947

Ending balance: collectively evaluated for impairment	$7,445	$15,189	$12,615	$6,678	$2,029	$5,288	$49,244

Ending balance: individually evaluated for impairment	$5,947	$8,388	$4,486	$5,227	$38		$24,086

Ending balance: loans acquired with deteriorated credit quality	$213	$1,249	$—	$155	$—		$1,617

	2010
			Real Estate -
	Commercial and Industrial	Construction	Commercial Mortgage	Residential Mortgage	Installment	Unallocated	Total
Allowance for loan losses:
Beginning balance	$23,819	$57,958	$29,700	$12,589	$1,473	$7,158	$132,697
Charge-offs	(25,187)	(103,268)	(49,419)	(14,012)	(1,540)		(193,426)
Recoveries	1,049	3,328	1,221	415	169		6,182
Provision	18,929	125,034	43,924	18,981	3,298	1,634	211,800

Ending balance	$18,610	$83,052	$25,426	$17,973	$3,400	$8,792	$157,253

Ending balance: collectively evaluated for impairment	$9,759	$24,530	$13,766	$8,241	$2,327	$8,792	$67,415

Ending balance: individually evaluated for impairment	$8,777	$55,010	$10,980	$9,444	$1,068		$85,279

Ending balance: loans acquired with deteriorated credit quality	$74	$3,512	$680	$288	$5		$4,559

Accounting for Certain Loans Acquired in a Transfer

The Company acquired loans pursuant to the acquisition of Gateway Financial Holdings, Inc. ("GFH") in December 2008. For acquired loans where there was evidence of deterioration of credit quality since origination and where it was probable that all amounts would not be collected according to the loan's contractual terms, the Company accounted for the loan individually, considered expected prepayments, and estimated (at acquisition) the amount and timing of discounted expected principal, interest, and other cash flows for each loan. The Company determined the excess of the loan's scheduled contractual principal and contractual interest payments over all cash flows expected as an amount that should not be accreted into interest income (non-accretable difference). The remaining amount, representing the excess of the loan's cash flows expected to be collected over the amount paid, is accreted into interest income over the remaining life of the loan (accretable yield).

Over the life of the loan, the Company continues to estimate cash flows expected to be collected. The Company evaluates at the balance sheet date whether the present value of these loans determined using the effective interest rates has decreased, and if so, the Company establishes a valuation allowance for the loan. Valuation allowances for acquired loans reflect only those losses incurred after acquisition. The present value of any subsequent increase in the loan's actual cash flows or cash flows expected to be collected is used to reverse any existing valuation allowance for that loan. For any remaining increases in cash flows expected to be collected, the Company adjusts the amount of accretable yield recognized on a prospective basis over the loan's remaining life.

Loans that were acquired for which there was evidence of deterioration of credit quality since origination and for which it was probable that all contractually required payments would not be made as scheduled had an outstanding balance of $9.6 million and a carrying amount of $8.9 million at December 31, 2011. The carrying amount of these loans is included in the balance sheet amount of loans receivable at December 31, 2011. Of these loans, $3.2 million have experienced further deterioration in credit quality since the acquisition date and are included in the impaired loan amounts disclosed in the Impaired Loans section of this footnote. The following table depicts the accretable yield (in thousands) from December 31, 2009 to December 31, 2011.

Balance, December 31, 2009	$1,042
Accretion	(458)
Disposals	(170)
Additions	135

Balance, December 31, 2010	549
Accretion	(205)
Disposals	(151)
Additions	38

Balance, December 31, 2011	$231

Impaired Loans

A loan is considered impaired when it is probable that all amounts due will not be collected according to the contractual terms of the loan agreement. Impaired loans are measured based on the present value of payments expected to be received using the historical effective loan rate as the discount rate. For collateral dependent impaired loans, impairment is measured based upon the fair value of the underlying collateral. Management considers a loan to be collateral dependent when repayment of the loan is expected solely from the sale or liquidation of the underlying collateral. The Company's policy is to charge off collateral dependent impaired loans at the earlier of foreclosure, repossession, or liquidation or at such time any portion of the loan is deemed to be uncollectable and in no case later than 180 days in nonaccrual status. The Company will reduce the carrying value of the loan to the estimated fair value of the collateral less estimated selling costs through a charge off to the allowance for loan losses. For loans that are not collateral dependent, impairment is measured using discounted cash flows. For certain loans when the Company determines a loan is impaired, the estimated impairment is directly charged off to the loan rather than creating a specific reserve for inclusion in the allowance for loan losses. Total impaired loans were $211.6 million and $356.9 million at December 31, 2011 and 2010, respectively, the majority of which were considered collateral dependent, and therefore, measured at the fair value of the underlying collateral.

Impaired loans for which no allowance is provided totaled $115.0 million and $107.3 million at December 31, 2011 and 2010. Loans written down to their estimated fair value of collateral less the costs to sell account for $52.9 million and $20.0 million of the impaired loans for which no allowance has been provided as of December 31, 2011 and 2010, respectively. The average age of appraisals for these loans is 0.82 years at December 31, 2011. The remaining impaired loans for which no allowance is provided are fully covered by the value of the collateral, and therefore, no additional loss is expected on these loans.

The following chart shows impaired loans (in thousands) by class as of December 31, 2011 and 2010.

Impaired Loans

As of and For the Years Ended December 31, 2011 and 2010

	2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial & Industrial	$29,281	$36,244	$—	$30,249	$1,490
Construction
1-4 family residential construction	3,774	5,146	—	3,890	—
Commercial construction	34,441	73,369	—	35,229	187
Real estate
Commercial Mortgage
Owner occupied	17,663	21,225	—	18,213	380
Non-owner occupied	11,312	24,170	—	11,716	305
Residential Mortgage
Secured by 1-4 family, 1st lien	13,705	15,524	—	14,238	131
Secured by 1-4 family, junior lien	4,580	6,828	—	4,709	3
Installment	242	627	—	250	—
With an allowance recorded:
Commercial & Industrial	10,233	10,647	6,160	10,476	34
Construction
1-4 family residential construction	6,454	6,504	2,387	6,722	237
Commercial construction	27,384	60,330	7,250	28,833	168
Real estate
Commercial Mortgage
Owner occupied	27,441	27,503	3,641	27,679	824
Non-owner occupied	4,393	6,008	845	4,432	—
Residential Mortgage
Secured by 1-4 family, 1st lien	18,617	19,061	4,225	18,756	767
Secured by 1-4 family, junior lien	2,063	2,171	1,157	2,150	10
Installment	49	49	38	54	—
Total:
Commercial & Industrial	$39,514	$46,890	$6,160	$40,723	$1,525
Construction	72,053	145,349	9,637	74,674	592
Real estate-commercial mortgage	60,809	78,906	4,486	62,040	1,509
Real estate-residential mortgage	38,965	43,584	5,382	39,853	911
Installment	291	677	38	304	—

Total	$211,633	$315,406	$25,703	$217,595	$4,537

	2010
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial & Industrial	$12,453	$16,397	$—	$15,086	$176
Construction
1-4 family residential construction	5,373	6,137	—	6,930	10
Commercial construction	36,792	62,020	—	43,289	329
Real estate
Commercial Mortgage
Owner occupied	10,195	10,752	—	11,574	491
Non-owner occupied	20,866	34,830	—	26,019	126
Residential Mortgage
Secured by 1-4 family, 1st lien	17,266	19,445	—	22,235	211
Secured by 1-4 family, junior lien	4,259	5,044	—	5,338	5
Installment	93	116	—	192	—
With an allowance recorded:
Commercial & Industrial	19,141	21,902	8,852	21,724	171
Construction
1-4 family residential construction	5,693	7,121	1,130	1,998	118
Commercial construction	133,429	152,938	57,392	155,562	1,491
Real estate
Commercial Mortgage
Owner occupied	19,324	20,206	4,411	23,057	559
Non-owner occupied	40,272	56,692	7,248	47,213	1,229
Residential Mortgage
Secured by 1-4 family, 1st lien	25,071	25,596	6,660	29,365	405
Secured by 1-4 family, junior lien	4,463	4,886	3,072	5,143	37
Installment	2,186	3,881	1,073	3,871	—
Total:
Commercial & Industrial	$31,594	$38,299	$8,852	$36,810	$347
Construction	181,287	228,216	58,522	207,779	1,948
Real estate-commercial mortgage	90,657	122,480	11,659	107,863	2,405
Real estate-residential mortgage	51,059	54,971	9,732	62,081	658
Installment	2,279	3,997	1,073	4,063	—

Total	$356,876	$447,963	$89,838	$418,596	$5,358

Non-performing Assets

Non-performing assets consist of loans 90 days past due and still accruing interest, nonaccrual loans, and foreclosed real estate and repossessed assets. Total non-performing assets were $196.9 million or 9% of total assets at December 31, 2011 compared with $315.4 million or 11% of total assets at December 31, 2010. Non-performing assets (in thousands) were as follows.

	2011	2010
Loans 90 days past due and still accruing interest	$84	$—
Nonaccrual loans, including nonaccrual impaired loans	133,161	255,992
Foreclosed real estate and repossessed assets	63,613	59,423

Non-performing assets	$196,858	$315,415

Nonaccrual and Past Due Loans

A reconciliation of nonperforming loans to impaired loans (in thousands) for years ended December 31, 2011 and 2010 is as follows.

	2011	2010
Loans 90 days past due and still accruing interest	$84	$—
Nonaccrual loans, including nonaccrual impaired loans	133,161	255,992

Total non-performing loans	$133,245	$255,992
TDRs on accrual	21,168	63,932
Impaired loans on accrual	57,220	36,952

Total impaired loans	$211,633	$356,876

Nonaccrual loans were $133.2 million at December 31, 2011 compared to $256.0 million at December 31, 2010. As a general rule, loans are placed in nonaccrual status when principal or interest is 90 days or more past due. If income on nonaccrual loans had been recorded under original terms, $29.7 million and $26.5 million of additional interest income would have been recorded in 2011 and 2010, respectively.

Age Analysis of Past Due Loans

An age analysis of past due loans as of December 31, 2011 and 2010 is as follows.

Age Analysis of Past Due Loans

As of December 31, 2011 and 2010

	2011
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Recorded Investment >90 Days and Accruing
Commercial & Industrial	$1,715	$2,179	$17,097	$20,991	$235,067	$256,058	$—
Construction
1-4 family residential construction	594	—	4,415	5,009	18,522	23,531	—
Commercial construction	2,490	2,069	54,593	59,152	202,301	261,453	—
Real estate
Commercial Mortgage
Owner occupied	1,145	861	23,250	25,256	280,745	306,001	—
Non-owner occupied	3,647	193	9,076	12,916	203,135	216,051	—
Residential Mortgage
Secured by 1-4 family, 1st lien	8,979	1,698	18,185	28,862	222,148	251,010	—
Secured by 1-4 family, junior lien	1,069	228	6,337	7,634	156,313	163,947	—
Installment	78	56	292	426	26,099	26,525	84
Deferred loan fees and related costs	—	—	—	—	157	157	—

Total	$19,717	$7,284	$133,245	$160,246	$1,344,487	$1,504,733	$84

	2010
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Recorded Investment >90 Days and Accruing
Commercial & Industrial	$2,061	$683	$25,346	$28,090	$276,460	$304,550	$—
Construction
1-4 family residential construction	—	—	7,273	7,273	27,477	34,750	—
Commercial construction	6,615	321	132,395	139,331	301,203	440,534	—
Real estate
Commercial Mortgage
Owner occupied	—	—	8,275	8,275	338,439	346,714	—
Non-owner occupied	8,938	1,024	44,260	54,222	258,033	312,255	—
Residential Mortgage
Secured by 1-4 family, 1st lien	2,238	919	29,313	32,470	276,469	308,939	—
Secured by 1-4 family, junior lien	1,033	881	7,838	9,752	168,868	178,620	—
Installment	43	7	1,292	1,342	31,366	32,708	—
Deferred loan fees and related costs	—	—	—	—	(303)	(303)	—

Total	$20,928	$3,835	$255,992	$280,755	$1,678,012	$1,958,767	$—

Credit Quality

During 2011, the Company continued to experience challenging credit conditions. The pace of deterioration, however, moderated noticeably, the effect of which can be seen in a year over year decline in both non-performing loans and past due loans. In conjunction with these declines, the provision for loan losses decreased to $67.9 million in 2011 compared with $211.8 million in 2010.

Management regularly reviews the loan portfolio to determine whether adjustments to the allowance are necessary. The review takes into consideration changes in the nature and volume of the loan portfolio, overall portfolio quality, review of specific problem loans, and review of current economic conditions that may affect the borrower's ability to repay. In addition to the review of credit quality through ongoing credit review processes, management performs a comprehensive allowance analysis at least quarterly. This analysis includes specific allowances for individual loans; general allowance for loan pools that factor in our historical loan loss experience, loan portfolio growth and trends, and economic conditions; and unallocated allowances predicated upon both internal and external factors.

The internal rating system is a series of grades reflecting management's risk assessment, based on its analysis of the borrower's financial condition. The "pass" category consists of a range of loan grades that reflect increasing, though still acceptable, risk. Movement of risk through the various grade levels in the "pass" category is monitored for early identification of credit deterioration. The "special mention" rating is attached to loans where the borrower exhibits material negative financial trends due to company specific or systematic conditions that, if left uncorrected, threaten its capacity to meet its debt obligations. The borrower is believed to have sufficient financial flexibility to react to and resolve its negative financial situation. It is a transitional grade that is closely monitored for improvement or deterioration. The "substandard" rating is applied to loans where the borrower exhibits well-defined weaknesses that jeopardize its continued performance and are of a severity that the distinct possibility of default exists. Loans are considered "non-accrual" when management does not expect to collect payments consistent with acceptable and agreed upon terms of repayment. The following table provides information (in thousands) on December 31, 2011 and 2010 about the credit quality of the loan portfolio using the Company's internal rating system as an indicator.

Credit Ratings

As of December 31, 2011 and 2010

	2011
	Pass	Special Mention	Substandard	Non-Accrual Loans	Total
Commercial & Industrial	$177,347	$27,916	$33,698	$17,097	$256,058
Construction
1-4 family residential construction	9,483	482	9,151	4,415	23,531
Commercial construction	119,885	53,660	33,315	54,593	261,453
Real estate
Commercial Mortgage
Owner occupied	203,974	44,669	34,108	23,250	306,001
Non-owner occupied	152,829	41,636	12,510	9,076	216,051
Residential Mortgage
Secured by 1-4 family, 1st lien	183,243	30,424	19,158	18,185	251,010
Secured by 1-4 family, junior lien	145,495	4,695	7,420	6,337	163,947
Installment	17,913	3,881	4,523	208	26,525
Deferred loan fees and related costs	157	—	—	—	157

Total	$1,010,326	$207,363	$153,883	$133,161	$1,504,733

	2010
	Pass	Special Mention	Substandard	Non-Accrual Loans	Total
Commercial & Industrial	$225,389	$44,131	$9,684	$25,346	$304,550
Construction
1-4 family residential construction	19,080	2,207	6,190	7,273	34,750
Commercial construction	145,158	74,512	88,469	132,395	440,534
Real estate
Commercial Mortgage
Owner occupied	250,330	48,583	39,526	8,275	346,714
Non-owner occupied	191,080	43,226	33,689	44,260	312,255
Residential Mortgage
Secured by 1-4 family, 1st lien	226,389	32,632	20,605	29,313	308,939
Secured by 1-4 family, junior lien	151,221	9,916	9,645	7,838	178,620
Installment	17,531	10,691	3,194	1,292	32,708
Deferred loan fees and related costs	(303)	—	—	—	(303)

Total	$1,225,875	$265,898	$211,002	$255,992	$1,958,767

Modifications

A restructured loan results in a TDR when two conditions are present 1) a borrower is experiencing financial difficulty and 2) a creditor grants a concession, such as a reduction of stated interest rate less than the current market interest rate for the remaining original life of the debt, extension of maturity date and or dates at a stated interest rate lower than the current market rate for new debt with similar risk, reduction of face amount or maturity amount of the debt as stated in the instrument or other agreement, or reduction of accrued interest.

As of December 31, 2011 and 2010, loans classified as TDRs were $45.3 million and $85.8 million, respectively. All of these were included in the impaired loan disclosure. Of this amount, $21.1 million was accruing and $24.2 million was non-accruing at December 31, 2011 and $63.9 million was accruing and $21.9 million was non-accruing at December 31, 2010. TDRs in nonaccrual status are returned to accrual status after a period of performance under which the borrower demonstrates the ability and willingness to repay the loan. For the year ended December 31, 2011, $316 thousand of the nonaccrual TDRs were returned to accrual status; none of the nonaccrual TDRs were returned to accrual status during the year ended December 31, 2010. The following table shows the loans (in thousands, except number of contracts) that were determined by management to be TDRs at December 31, 2011.

	2011
Troubled Debt Restructurings	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial & Industrial	6	$361	$222
Construction
1-4 family residential construction	1	2,128	1,598
Other construction	18	23,079	13,551
Real estate
Commercial Mortgage
Owner occupied	14	15,235	15,193
Non-owner occupied	3	7,413	7,251
Residential Mortgage
Secured by 1-4 family, 1st lien	29	7,631	7,343
Secured by 1-4 family, junior lien	1	190	190
Installment	—	—	—

Total	72	$56,036	$45,348